Expense Example	Jun. 03, 2025 USD ($)
Invesco BulletShares 2035 Corporate Bond ETF | Invesco BulletShares 2035 Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	32
Invesco BulletShares 2033 High Yield Corporate Bond ETF | Invesco BulletShares 2033 High Yield Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	$ 135